UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2005
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               PMFM, Inc.
Address:            1551 Jennings Mill Road
                    Suite 2400-A
                    Bogart, Georgia  30622

Form 13F File Number:    28- 11320
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Judson P. Doherty
     Title:         Chief Financial Officer
     Phone:         (800) 222-7636

Signature, Place, and Date of Signing:

        /s/ Judson P. Doherty         Bogart, Georgia           November 9, 2005
     --------------------------     -----------------------     ----------------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         2
                                             -------------------------

Form 13F Information Table Value Total:      $  14,648
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

       COLUMN 1          COLUMN 2       COLUMN 3         COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
    NAME OF ISSUER     TITLE OF                           VALUE      SHRS OR     SH/  PUT/ INVESTMENT    OTHER
    --------------      CLASS              CUSIP        (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED NONE
                       -------             -----         ---------   --------   ---  ----  ----------   --------  ----  ------ ----

ISHARES INC            MSCI PAC J IDX    464286665        4910        47600      SH           SOLE                  47600
ISHARES TR             MSCI EAFE IDX     464287465        9738       167600      SH           SOLE                 167600

REPORT SUMMARY         2 DATA RECORDS                 $14,648          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

